Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2065 Fund
December 31, 2021
AFF65-NPRT3-0322
1.9895825.102
Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (a)	181,978	3,004,452
Fidelity Advisor Series Growth Opportunities Fund (a)	147,320	2,069,849
Fidelity Advisor Series Small Cap Fund (a)	94,706	1,373,237
Fidelity Series All-Sector Equity Fund (a)	108,912	1,296,058
Fidelity Series Commodity Strategy Fund (a)	237,598	971,775
Fidelity Series Large Cap Stock Fund (a)	251,560	4,777,124
Fidelity Series Large Cap Value Index Fund (a)	33,200	516,596
Fidelity Series Opportunistic Insights Fund (a)	134,630	2,792,222
Fidelity Series Small Cap Opportunities Fund (a)	113,525	1,693,800
Fidelity Series Stock Selector Large Cap Value Fund (a)	216,338	3,041,713
Fidelity Series Value Discovery Fund (a)	187,504	3,106,938
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,710,660)		24,643,764

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	97,548	1,417,369
Fidelity Series Emerging Markets Fund (a)	66,083	694,529
Fidelity Series Emerging Markets Opportunities Fund (a)	297,446	6,252,321
Fidelity Series International Growth Fund (a)	190,515	3,642,655
Fidelity Series International Small Cap Fund (a)	51,156	1,094,225
Fidelity Series International Value Fund (a)	326,288	3,644,633
Fidelity Series Overseas Fund (a)	252,923	3,642,094
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,718,619)		20,387,826

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	9,650	96,984
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	38,354	388,522
Fidelity Series Emerging Markets Debt Fund (a)	27,867	252,750
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,973	84,706
Fidelity Series Floating Rate High Income Fund (a)	5,168	47,851
Fidelity Series High Income Fund (a)	30,920	294,980
Fidelity Series International Credit Fund (a)	538	5,335
Fidelity Series Investment Grade Bond Fund (a)	9,177	106,634
Fidelity Series Long-Term Treasury Bond Index Fund (a)	227,533	1,938,578
Fidelity Series Real Estate Income Fund (a)	15,527	182,134
TOTAL BOND FUNDS (Cost $3,392,578)		3,398,474

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $46,821,857)	48,430,064
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,155)
NET ASSETS - 100.0%	48,423,909

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	1,644,596	1,981,290	531,324	488,040	8,009	(98,119)	3,004,452
Fidelity Advisor Series Growth Opportunities Fund	1,143,777	1,580,098	316,467	448,264	916	(338,475)	2,069,849
Fidelity Advisor Series Small Cap Fund	743,991	876,727	171,707	228,238	249	(76,023)	1,373,237
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	196,703	99,022	726	(609)	(88)	96,984
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	410,960	24,301	2,041	19	1,844	388,522
Fidelity Series All-Sector Equity Fund	703,138	762,622	155,945	172,330	(2,454)	(11,303)	1,296,058
Fidelity Series Canada Fund	631,747	789,036	112,762	28,313	(37)	109,385	1,417,369
Fidelity Series Commodity Strategy Fund	724,277	917,173	498,008	321,325	(56,560)	(115,107)	971,775
Fidelity Series Emerging Markets Debt Fund	142,410	143,872	31,365	6,673	(720)	(1,447)	252,750
Fidelity Series Emerging Markets Debt Local Currency Fund	47,430	49,716	7,208	3,053	(246)	(4,986)	84,706
Fidelity Series Emerging Markets Fund	415,086	416,270	74,550	21,216	(1,500)	(60,777)	694,529
Fidelity Series Emerging Markets Opportunities Fund	3,734,071	4,288,150	677,514	667,048	(15,127)	(1,077,259)	6,252,321
Fidelity Series Floating Rate High Income Fund	28,127	28,583	9,083	1,297	(30)	254	47,851
Fidelity Series Government Money Market Fund 0.08%	172,299	62,131	234,430	39	-	-	-
Fidelity Series High Income Fund	164,950	165,931	38,897	9,709	(293)	3,289	294,980
Fidelity Series Inflation-Protected Bond Index Fund	521,521	388,426	932,422	8,977	33,410	(10,935)	-
Fidelity Series International Credit Fund	5,232	135	-	135	-	(32)	5,335
Fidelity Series International Growth Fund	1,770,301	2,129,904	330,688	263,314	5,410	67,728	3,642,655
Fidelity Series International Small Cap Fund	560,643	625,667	88,744	119,799	(970)	(2,371)	1,094,225
Fidelity Series International Value Fund	1,768,366	2,193,583	354,553	165,318	(2,346)	39,583	3,644,633
Fidelity Series Investment Grade Bond Fund	12,375	136,821	41,972	638	(189)	(401)	106,634
Fidelity Series Large Cap Stock Fund	2,568,501	2,670,771	526,918	344,327	(6,103)	70,873	4,777,124
Fidelity Series Large Cap Value Index Fund	277,216	278,156	55,674	28,383	(837)	17,735	516,596
Fidelity Series Long-Term Treasury Bond Index Fund	713,643	1,375,203	219,417	22,828	(13,537)	82,686	1,938,578
Fidelity Series Opportunistic Insights Fund	1,524,816	1,793,361	499,350	410,972	2,276	(28,881)	2,792,222
Fidelity Series Overseas Fund	1,773,028	1,939,904	366,134	97,414	611	294,685	3,642,094
Fidelity Series Real Estate Income Fund	99,307	93,734	17,912	5,519	(40)	7,045	182,134
Fidelity Series Short-Term Credit Fund	36,275	12,448	48,708	182	109	(124)	-
Fidelity Series Small Cap Opportunities Fund	918,165	1,175,546	210,271	340,591	(10,379)	(179,261)	1,693,800
Fidelity Series Stock Selector Large Cap Value Fund	1,626,789	1,858,538	347,968	371,270	(11,542)	(84,104)	3,041,713
Fidelity Series Value Discovery Fund	1,665,291	1,754,507	364,817	235,608	(7,430)	59,387	3,106,938
	26,137,368	31,095,966	7,388,131	4,813,587	(79,940)	(1,335,199)	48,430,064

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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